FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets, carrying	$ 12,449	$ 12,651
Financial liabilities, carrying	75,190	77,688
Financial liabilities and other liabilities, excluding lease liabilities	70,885	73,104
Preferred shares	20	20
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	12,449	12,651
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	567	689
Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	74,623	76,999
Financial liabilities at fair value, class [member]
Disclosure of financial assets [line items]
Financial liabilities, fair value	70,466	72,908
Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	5,263	4,947
Corporate borrowings | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	5,263	4,947
Corporate borrowings | Financial liabilities at fair value, class [member]
Disclosure of financial assets [line items]
Financial liabilities, fair value	5,255	4,916
Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	57,202	59,551
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	57,202	59,551
Non-recourse borrowings (current and non-current) | Financial liabilities at fair value, class [member]
Disclosure of financial assets [line items]
Financial liabilities, fair value	56,791	59,386
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,992	5,162
Accounts payable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,992	5,162
Accounts payable and other | Financial liabilities at fair value, class [member]
Disclosure of financial assets [line items]
Financial liabilities, fair value	4,992	5,162
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	3,408	3,424
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	567	689
Financial liabilities (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Financial liabilities (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	2,841	2,735
Financial liabilities (current and non-current) | Financial liabilities at fair value, class [member]
Disclosure of financial assets [line items]
Financial liabilities, fair value	3,408	3,424
Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,305	4,584
Lease liabilities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Lease liabilities | Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Lease liabilities | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,305	4,584
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, carrying	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Preferred shares | Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities, carrying	0	0
Preferred shares | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities, carrying	20	20
Preferred shares | Financial liabilities at fair value, class [member]
Disclosure of financial assets [line items]
Financial liabilities, fair value	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying	3,085	3,201
Cash and cash equivalents | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,085	3,201
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying	8,394	8,445
Accounts receivable and other | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	8,394	8,445
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying	970	1,005
Financial assets (current and non-current) | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	$ 970	$ 1,005